Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000711080
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TOUCHSTONE INTERNATIONAL SMALL CAP FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	The Fund’s Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Touchstone International Small Cap Fund (the “Fund”) seeks to provide investors with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	The Fund’s Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled “Choosing a Class of Shares” in the Fund’s prospectus on page 44 and in the Fund’s Statement of Additional Information (“SAI”) on page 66.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as brokerage commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	The Fund’s Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its assets in equity securities of non-U.S. small-cap companies, including companies located in emerging market countries. For purposes of this Fund, small-cap companies are those companies with market capitalizations at the time of investment similar to the market capitalizations of companies in the S&P Developed ex-U.S. SmallCap Index between approximately $12.5 million and $18.1 billion as of August 31, 2015. The size of the companies in the S&P Developed ex-U.S. SmallCap Index will change with market conditions. For purposes of this Fund, non-U.S. companies are companies that meet at least one of the following criteria:

•                   They are organized under the laws of a foreign country.

•                   They maintain their principal place of business in a foreign country.

•                   The principal trading market for their securities is located in a foreign country.

•                   They derive at least 50% of their revenues or profits from operations in foreign countries.

•                   They have at least 50% of their assets located in foreign countries.

Equity securities include common and preferred stocks and American Depositary Receipts (“ADRs”).

The Fund’s sub-advisor, Copper Rock Capital Partners LLC (“Copper Rock”), applies a blend of fundamental and quantitative analyses to generate the initial investment ideas. Copper Rock’s investment process seeks to add value through bottom-up stock selection and in-depth fundamental research. When identifying potential investments, Copper Rock will typically examine a company’s financial condition, management team, business prospects, competitive position, and overall business strategy. Copper Rock looks for companies it believes have strong management, superior earnings growth prospects, and attractive relative valuations. Copper Rock typically sells or reduces a position when the target price for a stock is attained, there is a change in the company’s management team or business objectives, or when there is deterioration in a company’s fundamentals. Copper Rock seeks to construct a portfolio that is diversified across sectors and industries.

Risk [Heading]	rr_RiskHeading	The Fund’s Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s share price will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

•                   Preferred Stock Risk: Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

•                   Small-Cap Risk: The Fund is subject to the risk that small-capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers are subject to greater degrees of changes in their earnings and prospects.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that issuers of foreign securities may not be subject to accounting standards or governmental supervision comparable to those to which U.S. companies are subject and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. In addition, it may be more difficult and costly for the Fund to seek recovery from an issuer located outside the United States in the event of a default on a portfolio security or an issuer’s insolvency proceeding.

•                   Depositary Receipts Risk: Foreign receipts, which include ADRs, Global Depositary Receipts and European Depositary Receipts, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•                   Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than that of issuers in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in securities of issuers located in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Management Risk: In managing the Fund’s portfolio, Touchstone Advisors, Inc. (the “Advisor”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund’s investments and risks under the “Investment Strategies and Risks” section of the Fund’s prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Performance	[1]
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the S&P Developed ex-U.S. SmallCap Index. The bar chart does not reflect any sales charges, which would reduce your return. Effective May 23, 2011, the Fund’s investment strategy changed from a domestic small-cap strategy to an international small-cap strategy. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and by showing how the Fund’s average annual total returns for one year, five years, and ten years compare with the S&P Developed ex-U.S. SmallCap Index.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Touchstone International Small Cap Fund — Class A Shares Total Return as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter: Fourth Quarter 2010 18.03%	Worst Quarter: Fourth Quarter 2008 (22.48)%
		The return of the Fund’s Class A shares for the nine months ended September 30, 2015 was 4.51%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-advantaged account. After-tax returns are only shown for Class A shares and after-tax returns for other classes will vary.

The inception dates of Class A shares, Class C shares, Class Y shares, and Institutional Class shares were July 31, 2003, April 12, 2012, December 31, 1996, and December 20, 2006, respectively. Class C and Institutional Class shares’ performance was calculated using the historical performance of Class Y shares for the periods prior to April 12, 2012 and December 20, 2006, respectively. Performance for these periods has been restated to reflect the impact of the fees and expenses applicable to Class C and Institutional Class shares.

Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | S&P Developed ex-U.S. SmallCap Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Developed ex-U.S. SmallCap Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.42%)
5 Years	rr_AverageAnnualReturnYear05	8.52%
10 Years	rr_AverageAnnualReturnYear10	6.84%
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.63%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[3]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.56%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-10-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 725
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,095
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,588
Annual Return 2005	rr_AnnualReturn2005	5.56%
Annual Return 2006	rr_AnnualReturn2006	11.13%
Annual Return 2007	rr_AnnualReturn2007	11.96%
Annual Return 2008	rr_AnnualReturn2008	(40.72%)
Annual Return 2009	rr_AnnualReturn2009	26.65%
Annual Return 2010	rr_AnnualReturn2010	23.15%
Annual Return 2011	rr_AnnualReturn2011	(7.49%)
Annual Return 2012	rr_AnnualReturn2012	21.29%
Annual Return 2013	rr_AnnualReturn2013	28.08%
Annual Return 2014	rr_AnnualReturn2014	(0.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The return of the Fund’s Class A shares
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.48%)
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.84%)
5 Years	rr_AverageAnnualReturnYear05	10.75%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.87%)
5 Years	rr_AverageAnnualReturnYear05	10.51%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class A Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.14%)
5 Years	rr_AverageAnnualReturnYear05	8.58%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.96%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%	[3]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	2.31%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-10-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 334
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	846
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,484
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,199
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	846
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,484
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,199
Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
5 Years	rr_AverageAnnualReturnYear05	11.50%
10 Years	rr_AverageAnnualReturnYear10	5.04%
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[3]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-10-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	430
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	749
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,651
Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.22%
5 Years	rr_AverageAnnualReturnYear05	12.38%
10 Years	rr_AverageAnnualReturnYear10	5.99%
Touchstone International Small Cap Fund (Prospectus Summary) | Touchstone International Small Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	$ 15
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[3]
Fee Waiver or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	rr_NetExpensesOverAssets	1.19%	[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-10-29
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 121
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	702
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,558
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.29%
5 Years	rr_AverageAnnualReturnYear05	12.60%
10 Years	rr_AverageAnnualReturnYear10	6.14%

[1]	Before the Fund commenced operations, all of the assets and liabilities of the Old Mutual International Small Cap Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred on April 12, 2012. As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund prior to the date of the Reorganization. For more information on the prior history of the Fund, please see the section entitled “The Trust” in the Fund’s SAI.
[2]	Other Expenses have been restated to reflect contractual changes to the Fund’s Administration Agreement effective January 1, 2015.
[3]	Total Annual Fund Operating Expenses have been restated to reflect Acquired Fund Fees and Expenses and contractual changes in the Fund’s Administration Agreement.
[4]	Touchstone Advisors, Inc. and Touchstone Strategic Trust (the “Trust”) have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.55%, 2.30%, 1.30%, and 1.18% of average monthly net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through October 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund’s shareholders. The terms of the contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.